12. Share-Based Compensation (Details - Assumptions Employee) - Employee Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Weighted-average expected dividend yield	0.00%	0.00%
Weighted-average expected volatility	124.17%	103.36%
Weighted-average risk-free interest rate	0.44%	1.48%
Weighted-average expected life of option	2 years 6 months	5 years 3 months 29 days
Weighted-average exercise price	$ 13.86	$ 10.15
Model used	Black-Scholes	Black-Scholes